As filed with the Securities and Exchange Commission on February 28, 2003
                                                   Registration  Nos. 333-102098

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
        [] Pre-Effective Amendment No.  [X] Post-Effective Amendment No. 1

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                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

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                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)
                                 (800) 541-0171
              (Registrant's Telephone Number, including Area Code)

                              --------------------

                           Matthew A. Swendiman, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)


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         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

         This Post-Effective Amendment consists of the following:

         (1)  Facing Sheet of the Registration Statement.

         (2)  Part C to the Registration Statement (including signature page).

         (3)  Exhibit 12 to the Registration Statement.

         (4)  Exhibit 16 to the Registration Statement.

         This Post-Effective Amendment is being filed solely to file the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.


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         Parts A, B and C of Registrant's Initial Registration Statement (No.
333-102098) and Pre-Effective Amendment No. 1 under the Securities Act of 1933 ("1933 Act"), filed on December 20, 2002 and January 23, 2003, respectively, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.
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                                     PART C


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                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         The response to this item is incorporated by reference to Part A of the Prospectus/Proxy Statement in this Registration Statement under the caption "Comparative Information on Shareholder Rights-Liability of Trustees."

ITEM 16. EXHIBIT

(1)     Amended Declaration of Trust.

    1. Declaration of Trust of the Registrant dated February 18, 1986, previously filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 on June 20, 1996.

    2. Amendment to Declaration of Trust, establishing the International Series, previously filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.

    3. Amendment to Declaration of Trust, conforming the Fund's borrowing restrictions to California's Borrowing Guidelines, previously filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.

    4. Amendment to Declaration of Trust, establishing the Balanced Series, previously filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.

    5. Amendment to Declaration of Trust, establishing the Real Estate Securities Series, previously filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 on April 29, 1997.

    6. Amendment to Declaration of Trust, establishing the Strategic Theme Series, previously filed via Edgar with Post-Effective Amendment No. 16 on January 29, 1996.

    7. Amendment to Declaration of Trust, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," previously filed via Edgar with Post-Effective Amendment No. 17 on April 17, 1996.

    8. Amendment to Declaration of Trust, establishing the Aberdeen New Asia Series, previously filed via Edgar with Post-Effective Amendment No. 19 on September 3, 1996.

    9. Amendment to Declaration of Trust, establishing the Research Enhanced Index Series, previously filed via Edgar with Post-Effective Amendment No. 22 on July 15, 1997.

    10. Amendment to Declaration of Trust, establishing five new Series previously filed via Edgar with Post-Effective Amendment No. 25 on April 29, 1998.

    11. Amendment to Declaration of Trust, establishing the Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government Bond, Phoenix-Janus Equity Income, Flexible Income and Growth and Phoenix-Morgan Stanley Focus Equity Series, previously filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.

    12. Amendment to Declaration of Trust, changing names of 4 Series to the Phoenix-Engemann Capital Growth, Phoenix-Seneca Strategic Theme, Phoenix-Oakhurst Balanced, Phoenix-Oakhurst Strategic Allocation Series, previously filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.

    13. Amendment to Declaration of Trust, establishing the Phoenix-Bankers Trust Nasdaq-100(R) Index and Phoenix-Engemann Small & Mid-Cap Growth Series, previously filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.

    14. Amendment to Declaration of Trust, establishing the Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series, previously filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.

    15. Amendment to Declaration of Trust, changing the name of 1 Series to the Phoenix-Sanford Bernstein Mid-Cap Value Series, previously filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.

    16. Form of Amendment to Declaration of Trust establishing the Phoenix-AIM Mid-Cap Equity, Phoenix-Alliance/Bernstein Growth + Value, Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust and Phoenix-MFS Value Series, previously filed via Edgar with Post-Effective Amendment No. 38 on August 13, 2001.

    17. Amendment to Declaration of Trust amending the fundamental investment restrictions of each series, previously filed via Edgar with Post-Effective Amendment No. 41 on March 1, 2002.

    18. Amendment to Declaration of Trust amending Article IV, Section 4.2 Establishment and Designation of Shares, previously filed via Edgar with Post-Effective Amendment No. 42 on April 29, 2002.

    19. Amendment to Declaration of Trust for the purposes of changing the name "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", previously filed via Edgar with Post-Effective Amendment No. 43 on May 24, 2002.

    20. Amendment to Declaration of Trust, establishing the Phoenix-Kayne Large-Cap Core, Phoenix-Kayne Small-Cap Quality Value, Phoenix-Lord Abbett Large-Cap Value, Phoenix-Lord Abbett Mid-Cap Value, Phoenix-Lord Abbett Bond-Debenture, Phoenix-Lazard International Equity Select, Phoenix-Lazard Small-Cap Value, Phoenix-Lazard U.S. Multi-Cap, and Phoenix-State Street Research Small-Cap Growth Series.*

    21. Amendment to Declaration of Trust for the purpose of substituting shares of an outside managed fund for shares of Phoenix-Federated U.S. Government Bond Series and through substitution, no longer allowing investments.**

(2)     Not Applicable.

(3)     Not Applicable.

(4) Agreements and Plans of Reorganization (included as Appendix A and Appendix B to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)
        (a) Investment Advisory Agreements.

            (1) Investment Advisory Agreement between Registrant and Phoenix
                Variable Advisors, Inc., covering the Phoenix-Bankers Trust Dow 30, the Phoenix-Federated U.S. Government Bond, the Phoenix-Janus Equity Income, the Phoenix-Janus Flexible Income, Phoenix-Janus Growth, the Phoenix-Morgan Stanley Focus Equity, the Phoenix Research Enhanced Index, and the Phoenix-Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment 30 on April 28, 2000.

            (2) First Amendment to Investment Advisory Agreement between
                Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series, previously filed via Edgar with Post-Effective Amendment 31 on June 9, 2000.

            (3) Second Amendment to Investment Advisory Agreement between
                Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series, previously filed via Edgar with Post-Effective Amendment No. 35 on November 15, 2000.

            (4) Third Amendment to Investment Advisory Agreement between
                Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-AIM Mid-Cap Equity, Phoenix-Alliance/Bernstein Growth + Value, Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust, and Phoenix-MFS Value Series, previously filed via Edgar with Post-Effective Amendment No. 38 on August 13, 2001.

            (5) Fourth Amendment to Investment Advisory Agreement between
                Registrant and Phoenix Variable Advisors, Inc., covering the Phoenix-Lazard International Equity Select, Phoenix-Lazard Small-Cap Value, Phoenix-Lazard U.S. Multi-Cap, Phoenix-Lord Abbett Bond-Debenture, Phoenix-Lord Abbett Large-Cap Value, Phoenix-Lord Abbett Mid-Cap Value, and Phoenix-State Street Research Small-Cap Growth Series, previously filed via Edgar with Post-Effective Amendment No. 43 on May 24, 2002.

        (b) Subadvisory Agreements.

            (1) Subadvisory Agreement among Registrant, Phoenix Variable
                Advisors, Inc. and Morgan Stanley Investment Management, Inc., covering the Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 29 on December 17, 1999.

            (2) Subadvisory Agreement between Phoenix Variable Advisors, Inc.
                and Massachusetts Financial Services Company, Inc. covering the Phoenix-MFS Investors Growth Stock, Phoenix-MFS Investors Trust, and Phoenix-MFS Value Series, previously filed via Edgar with Post-Effective Amendment No. 38 on August 13, 2001.

            (3) Amended and Restated Investment Subadvisory Agreement between
                Phoenix Variable Advisors, Inc. and Janus Capital Management, LLC, previously filed via Edgar with Post-Effective Amendment No. 43 on May 24, 2002.

(7)     Not Applicable.

(8)     Not Applicable.

(9)     Custodian Agreement.

        (a) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 1, 1997 covering the Real Estate Securities and Enhanced Index Series, previously filed via Edgar with Post-Effective Amendment No. 23 on December 12, 1997.

        (b) Form of Amendment to the Master Custodian Contract between Registrant and State Street Bank and Trust Company, previously filed via Edgar with Post-Effective Amendment No. 42 on April 29, 2002.

        (c) Form of Amendment to the Master Custodian Contract between Registrant and State Street Bank and Trust Company, covering the Phoenix-Kayne Large-Cap Core, Phoenix-Kayne Small-Cap Quality Value, Phoenix-Lazard Small-Cap Value, Phoenix-Lazard U.S. Multi-Cap, Phoenix-Lord Abbett Bond-Debenture, Phoenix-Lord Abbett Mid-Cap Value, Phoenix-Lord Abbett Large-Cap Value, and Phoenix-State Street Research Small-Cap Growth Series, previously filed via Edgar with Post-Effective Amendment No. 44 on August 9, 2002.

(10)    Not Applicable.


(11)    Opinion and Consent of Richard J. Wirth, Esq.**


(12)    Opinions and Consents of McDermott, Will & Emery, filed herewith.

(13)    (a)   Material Financial Agent Agreement between the Registrant
              and Phoenix Equity Planning Corporation dated December 11,
              1996, previously filed via Edgar with Post-Effective Amendment
              No. 20 on April 29, 1997.

        (b) First Amendment to Financial Agent Agreement between the Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, previously filed via Edgar with Post-Effective Amendment No. 25 on April 29, 1998.

        (c) Second Amendment to Financial Agent Agreement between the Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, previously filed via Edgar with Post-Effective Amendment No. 41 on March 1, 2002.

        (d) Third Amendment to Financial Agent Agreement between the Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, previously filed via Edgar with Post-Effective Amendment No. 41 on March 1, 2002.

        (e) Form of Administrative Services Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company.*

(14)    Consent of PricewaterhouseCoopers LLP.**

(15)    Not Applicable.

(16)    Power of Attorney filed herewith.

(17)    (a) Form of Voting Instructions Card and Proxy Card for
            Phoenix-Van Kampen Focus Equity Series.*

        (b) Form of Voting Instructions Card and Proxy Card for
            Phoenix-Janus Growth Series.*

        (c) Current Prospectus of The Phoenix Edge Series Fund, as supplemented August 16, 2002 and October 25, 2002.*

        (d) Supplements dated December 6 and December 17, 2002 to current Prospectus of The Phoenix Edge Series Fund dated August 9, 2002.**

* Previously filed, via Edgar, with the Initial Registration Statement (No. 333-102098) on December 20, 2002.

** Previously filed, via Edgar, with Pre-Effective Amendment No. 1 to the
        Registration Statement (No. 333-102098) on January 23, 2003.

ITEM 17.     UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 28th day of February, 2003.



                                                     THE PHOENIX EDGE SERIES FUND



Attest: /s/ Richard J. Wirth                       By:    /s/ Simon Y. Tan
        -----------------------------------               -----------------------------------------
Name:   Richard J. Wirth                           Name:  Simon Y. Tan
Title:  Secretary                                  Title: President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2003.

Signature                               Title
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/s/ Nancy G. Curtiss
--------------------------------
Nancy G. Curtiss                        Treasurer
                                        (Principal Financial and Accounting
                                        Officer)


---------------------------------
Frank M. Ellmer*                        Trustee


---------------------------------
John A. Fabian*                         Trustee


---------------------------------
Roger A. Gelfenbien*                    Trustee


---------------------------------
Michael J. Gilotti*                     Trustee and Executive Vice President


---------------------------------
Eunice S. Groark*                       Trustee


---------------------------------
Frank E. Grzelecki*                     Trustee


---------------------------------
John R. Mallin*                         Trustee

/s/ Simon Y. Tan
---------------------------------
Simon Y. Tan                            Trustee and President
                                        (Principal Executive Officer)


*By:/s/ Simon Y. Tan
    ----------------
    Simon Y. Tan
*        Pursuant to a power of attorney, filed herewith.